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QUARTERLY REPORT

T-REX 2X LONG MSTR DAILY TARGET ETF

Schedule of InvestmentsMay 31, 2026 (unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 0.00%(A)
The Laddered T-Bill ETF (B)	100	$2,502
(Cost: $2,502)
TOTAL INVESTMENTS - 0.00%(A)		2,502
(Cost: $2,502)

Other Assets, Net of Liabilities - 100.00%(C)		525,371,360
TOTAL NET ASSETS - 100.00%		$525,373,862

SWAP CONTRACTS

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
BMO Capital Markets	Strategy, Inc.	Receive	OBFR01(D) +1500bps	Monthly	8/3/26	$50,661,256	$(2,870,206)
CF Secured, LLC.	Strategy, Inc.	Receive	OBFR01(D) +1000bps	Monthly	11/18/26	244,620,920	(24,079,964)
National Bank of Canada	Strategy, Inc.	Receive	OBFR01(D) +1000bps	Monthly	12/28/26	75,967,066	3,475,265
Jane Street Capital	Strategy, Inc.	Receive	OBFR01(D) +1000bps	Monthly	3/9/27	119,039,570	2,681,223
Natixis Investment Managers	Strategy, Inc.	Receive	OBFR01(D) +1000bps	Monthly	6/30/27	177,351,305	29,846,110
Marex Derivative Products	Strategy, Inc.	Receive	OBFR01(D) +750bps	Monthly	11/3/27	168,753,445	(6,904,325)
Clear Street Derivatives, LLC.	Strategy, Inc.	Receive	OBFR01(D) +1000bps	Monthly	4/26/28	214,302,662	(39,529,204)
TOTAL RETURN SWAP CONTRACTS						$1,050,696,224	$(37,381,101)

(A) Less than 0.005%.

(B) Affiliated company - The Fund’s Advisor is also the Advisor of The Laddered T-Bill ETF.

(C) Includes cash which is being held as collateral for total return swap contracts.

(D) OBFR01 - Overnight Bank Funding Rate, 3.62% as of May 31, 2026.

QUARTERLY REPORT

T-REX 2X LONG MSTR DAILY TARGET ETF

Schedule of Investments - continuedMay 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of May 31, 2026:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Exchange Traded Funds	$2,502	$—	$—	$2,502

Liabilities
Net Unrealized Depreciation of Total Return Swap Contracts	$—	$(37,381,101)	$—	$(37,381,101)
	$—	$(37,381,101)	$—	$(37,381,101)